SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives of property and equipment

Useful life
Office equipment	3-5 years
Electronic equipment	3 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of currency exchange rates that were used in creating the unaudited condensed consolidated financial statements

	September 30, 2025	March 31, 2025	September 30, 2024
Spot rate	US$1= RMB 7.1190	US$1=RMB 7.2567	US$1= RMB 7.0176

Average rate	US$1= RMB 7.1939	US$1=RMB 7.2169	US$1= RMB 7.2026

Schedule of disaggregation of revenue

	For the six months ended
	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Revenue from auto insurance aftermarket value-added services	$39,350,669	$28,210,396
Revenue from other scenario-based customized services	1,600,215	5,579,468
Revenue from software development and information technology services	40,920	304,504
Total revenue	$40,991,804	$34,094,368

	For the six months ended
	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Revenue from third-party customers	$29,263,334	$24,747,746
Revenue from related party customers	11,728,470	9,346,622
Total revenue	$40,991,804	$34,094,368